Hedge accounting (Detail 5) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Foreign Currency Basis Spreads Reserves [Line Items]
Foreign currency translation reserve amounts related to hedge relationships for which hedge accounting continues to be applied	$ (559)	$ 386
Foreign currency translation reserve amounts related to hedge relationships for which hedge accounting is no longer applied	268	257
Total other comprehensive income recognized directly in equity related to hedging instruments in net investment hedges, on a pre-tax basis	(291)	643
UBS AG
Foreign Currency Basis Spreads Reserves [Line Items]
Foreign currency translation reserve amounts related to hedge relationships for which hedge accounting continues to be applied		377
Foreign currency translation reserve amounts related to hedge relationships for which hedge accounting is no longer applied		257
Total other comprehensive income recognized directly in equity related to hedging instruments in net investment hedges, on a pre-tax basis	$ (302)	$ 634